SHARE-BASED PAYMENTS - Schedule of Fair Value Assumptions Share-based Payments (Details) - Umbrella Incentive Plan	6 Months Ended
Jun. 30, 2026 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long-term dividend yield (%)	0.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual risk-free rates of return and discount rates (%)	3.55%
Volatility of share price (%)	44.97%
Share price (in dollars per share)	$ 1.89
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual risk-free rates of return and discount rates (%)	4.17%
Volatility of share price (%)	49.68%
Share price (in dollars per share)	$ 2.09